LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Balance on January 1,	$ 4,650	$ 4,814
Grants received	106	177
Royalties paid	(122)	(298)
Amounts recorded in profit or loss	115	(43)
Balance on December 31,	$ 4,749	$ 4,650